Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share[Abstract]
Earnings Per Share

15.Earnings Per Share

The computation of earnings per share follows (in thousands, except per share data):

		Net Income
For the Years Ended December 31,		Net Income	Shares	Earnings per Share
2017
	Earnings	$98,177	16,057	$6.11
	Dilutive stock options	-	596
	Nonvested stock awards	-	89
	Diluted earnings	$98,177	16,742	$5.86

2016
	Earnings	$108,743	16,383	$6.64
	Dilutive stock options	-	296
	Nonvested stock awards	-	110
	Diluted earnings	$108,743	16,789	$6.48

2015
	Earnings	$110,274	16,870	$6.54
	Dilutive stock options	-	394
	Conversion of Notes and impact of warrants outstanding	-	158
	Diluted earnings	$110,274	17,422	$6.33

During 2017,  328,000 stock options were excluded from the computation of diluted earnings per share as their exercise prices were greater than the average market price during most of the year.  During 2016,  923,000 stock options were also excluded.  During 2015,  422,000 stock options were also excluded.